Appendix V - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	€ 2,547,497	€ 2,324,107
Additions	80,567	81,966
Business combination	549,634	3,741
Transfers	(6,659)	(3,245)
Disposals	(10,364)	(6,152)
Translation differences	110,262	147,080
Property, plant and equipment at end of period	3,270,937	2,547,497
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	4,151,978	3,685,191
Additions	291,676	266,008
Business combination	553,678	3,741
Transfers	(20,796)	(3,219)
Disposals	(51,822)	(25,083)
Translation differences	178,130	225,340
Property, plant and equipment at end of period	5,102,844	4,151,978
Gross carrying amount | Land and buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	860,447	780,180
Additions	4,636	3,361
Business combination	236,732	660
Transfers	11,374	24,830
Disposals	(864)	(123)
Translation differences	43,081	51,539
Property, plant and equipment at end of period	1,155,406	860,447
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	2,527,744	2,200,429
Additions	50,025	42,747
Business combination	316,946	10,381
Transfers	115,070	171,894
Disposals	(50,958)	(24,960)
Translation differences	110,196	127,253
Property, plant and equipment at end of period	3,069,023	2,527,744
Gross carrying amount | Fixed Assets under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	763,787	704,582
Additions	237,015	219,900
Business combination		7,300
Transfers	(147,240)	(199,943)
Translation differences	24,853	46,548
Property, plant and equipment at end of period	878,415	763,787
Accumulated depreciation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,590,516)	(1,358,431)
Additions	(203,713)	(172,796)
Business combination	(4,044)
Transfers	4,754	(26)
Disposals	41,118	18,931
Translation differences	(66,942)	(78,194)
Property, plant and equipment at end of period	(1,819,343)	(1,590,516)
Accumulated depreciation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(148,082)	(122,948)
Additions	(27,757)	(19,388)
Transfers	1,553	2,583
Disposals	57	123
Translation differences	(7,108)	(8,452)
Property, plant and equipment at end of period	(181,337)	(148,082)
Accumulated depreciation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,442,434)	(1,235,483)
Additions	(175,956)	(153,408)
Business combination	(4,044)
Transfers	3,201	(2,609)
Disposals	41,061	18,808
Translation differences	(59,834)	(69,742)
Property, plant and equipment at end of period	(1,638,006)	(1,442,434)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(13,965)	(2,653)
Additions	(7,396)	(11,246)
Transfers	9,383
Disposals	340
Translation differences	(926)	(66)
Property, plant and equipment at end of period	€ (12,564)	€ (13,965)